Provisions - Summary of Movement of Other Provisions (Detail) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of Provisions [Line Items]
Other provisions beginning balance	€ 1,284
Additions through business combinations	61
Charge to income statement	424
Releases	(171)
Utilisation	(324)
Currency translation	(144)
Other provisions ending balance	1,130
Restructuring [Member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	470
Charge to income statement	151
Releases	(87)
Utilisation	(252)
Currency translation	(18)
Other provisions ending balance	264
Legal [Member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	149
Additions through business combinations	4
Charge to income statement	129
Releases	(5)
Utilisation	(27)
Currency translation	(23)
Other provisions ending balance	227
Brazil Indirect Taxes [member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	128
Charge to income statement	4
Releases	(20)
Utilisation	(1)
Currency translation	(37)
Other provisions ending balance	74
Other [Member]
Disclosure of Provisions [Line Items]
Other provisions beginning balance	537
Additions through business combinations	57
Charge to income statement	140
Releases	(59)
Utilisation	(44)
Currency translation	(66)
Other provisions ending balance	€ 565